Label	Element	Value
BrandywineGLOBAL - Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	BRANDYWINEGLOBAL — SMALL CAP VALUE FUND
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses of the fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The accompanying table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds distributed through Franklin Distributors, LLC (“Franklin Distributors” or the “Distributor”), the fund’s distributor. More information about these and other discounts is available from your Service Agent, in the fund’s Prospectus on page 21 under the heading “Additional information about each share class,” in the appendix titled “Appendix: Waivers and Discounts Available from Certain Service Agents” on page A‑1 of the fund’s Prospectus and in the fund’s Statement of Additional Information (“SAI”) on page 46 under the heading “Sales Charge Waivers and Reductions for Class A Shares.” “Service Agents” include banks, brokers, dealers, insurance companies, investment advisers, financial consultants or advisers, mutual fund supermarkets and other financial intermediaries that have entered into an agreement with the Distributor to sell shares of the fund.
If you purchase Class I shares or Class IS shares through a Service Agent acting solely as an agent on behalf of its customers, that Service Agent may charge you a commission. Such commissions, if any, are not charged by the fund and are not reflected in the fee table or expense example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2023
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. The fund is newly offered; therefore, it does not have a turnover rate to report for the most recent fiscal year.
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in funds distributed through Franklin Distributors, LLC (“Franklin Distributors” or the “Distributor”), the fund’s distributor.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated and include 0.10% of non‑recurring costs relating to commencement of the fund’s operations. Actual expenses may differ from estimates.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated
•
Your investment has a 5% return each year and the fund’s operating expenses remain the same (except that any applicable fee waiver or expense reimbursement is reflected only through its expiration date)

•	You reinvest all distributions and dividends without a sales charge
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the fund invests at least 80% of its net assets in equity securities of small‑cap companies. Small‑cap companies are companies whose market capitalizations at the time of investment are similar to market capitalizations of companies in the Russell 2000 Index, which varies due to market conditions and the composition of the index. Securities of companies that no longer meet this definition after purchase by the fund will still be considered to be securities of small‑cap companies for purposes of the fund’s 80% investment policy. The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index. As of July 31, 2022, the median market capitalization of the Russell 2000 Index was approximately $1.072 billion and the market capitalization of the largest company included in the Russell 2000 Index was approximately $10.298 billion.
Generally the fund invests in securities that the fund’s subadviser believes are undervalued, defined as trading for less than intrinsic value or asset value. To determine intrinsic value of a potential investment, the subadviser will examine a company’s financials, management, competition and earnings cycle as well as its industry’s short-term and long-term trends. The fund will typically acquire securities if the subadviser believes their intrinsic value is greater than their current market valuation and their inclusion would be beneficial to the overall portfolio.
Equity securities in which the fund may invest include common stock, preferred securities, convertible securities, warrants, options, and securities of other investment companies (including exchange-traded funds (“ETFs”)) and of real estate investment companies (“REITs”).
The fund may invest up to 25% of its net assets in equity securities of foreign issuers. An issuer is considered to be a foreign issuer if it is organized under the laws of, or has a principal office (i.e., is headquartered) in, a country other than the United States, if its securities trade primarily on a non‑U.S. stock exchange or if a majority of its assets or operating income is derived from markets other than the United States. The fund may invest in foreign securities issued by issuers located in developed or emerging market countries.

Risk [Heading]	rr_RiskHeading	Principal risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Risk is inherent in all investing. The value of your investment in the fund, as well as the amount of return you receive on your investment, may fluctuate significantly. You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency. The following is a summary description of certain risks of investing in the fund.
Stock market and equity securities risk. The stock markets are volatile and the market prices of the fund’s equity securities may decline generally. Equity securities may include warrants, rights, exchange-traded and over‑the‑counter common stocks, preferred stock, depositary receipts, trust certificates, limited partnership interests and shares of other investment companies, including exchange-traded funds and real estate investment trusts. Equity securities may have greater price volatility than other asset classes, such as fixed income securities, and may fluctuate in price based on actual or perceived changes in a company’s financial condition and overall market and economic conditions and perceptions. If the market prices of the equity securities owned by the fund fall, the value of your investment in the fund will decline.
Value investing risk. The value approach to investing involves the risk that stocks may remain undervalued for long periods, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks may underperform the overall equity market for an extended period while the market concentrates on growth stocks. A value stock may not increase in price as anticipated by the subadviser if other investors fail to recognize the company’s value and bid up the price or the factors that the subadviser believes will increase the price of the security do not occur or do not have the anticipated effect. Value stocks may go in and out of favor over time and the subadviser may sell a security prior to the security realizing a gain in connection with changed market perception regarding the value of the security.
Small capitalization company risk. The fund will be exposed to additional risks as a result of its investments in the securities of small capitalization companies. Small capitalization companies may fall out of favor with investors; may have limited product lines, operating histories, markets or financial resources; or may be dependent upon a limited management group. The prices of securities of small capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession. Securities of small capitalization companies may underperform large capitalization companies, may be harder to sell at times or at prices the portfolio managers believe appropriate and may have greater potential for losses.
Industry or sector focus risk. Although the fund does not employ an industry or sector focus, the fund may be susceptible to an increased risk of loss, including losses due to events that adversely affect the fund’s investments more than the market as a whole, to the extent that the fund has greater exposure to the securities of a particular issuer or issuers within the same industry or sector.
Market events risk. The market values of securities or other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or intervention, actions taken by the U.S. Federal Reserve or foreign central banks, market disruptions caused by trade disputes or other factors, political developments, investor sentiment, the global and domestic effects of a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries or markets directly affected, the value and liquidity of the fund’s investments may be negatively affected.
The rapid and global spread of a highly contagious novel coronavirus respiratory disease, designated COVID‑19, has resulted in extreme volatility in the financial markets; reduced liquidity of many instruments; restrictions on international and, in some cases, local travel; significant disruptions to business operations (including business closures); strained healthcare systems; disruptions to supply chains, consumer demand and employee availability; and widespread uncertainty regarding the duration and long-term effects of this pandemic. Some sectors of the economy and individual issuers have experienced particularly large losses. In addition, the COVID‑19 pandemic may result in a sustained domestic or even global economic downturn or recession, domestic and foreign political and social instability, damage to diplomatic and international trade relations and increased volatility and/or decreased liquidity in the securities markets. Developing or emerging market countries may be more impacted by the COVID‑19 pandemic as they may have less established health care systems and may be less able to control or mitigate the effects of the pandemic. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID‑19 pandemic. This and other government intervention into the economy and financial markets to address the COVID‑19 pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. Government actions to mitigate the economic impact of the pandemic have resulted in a large expansion of government deficits and debt, the long term consequences of which are not known. The COVID‑19 pandemic could adversely affect the value and liquidity of the fund’s investments, impair the fund’s ability to satisfy redemption requests, and negatively impact the fund’s performance. In addition, the outbreak of COVID‑19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the fund by its service providers.
Issuer risk. The market price of a security can go up or down more than the market as a whole and can perform differently from the value of the market as a whole, due to factors specifically relating to the security’s issuer, such as disappointing earnings reports by the issuer, unsuccessful products or services, loss of major customers, changes in management, corporate actions, negative perception in the marketplace, or major litigation or changes in government regulations affecting the issuer or the competitive environment. An individual security may also be affected by factors relating to the industry or sector of the issuer. The fund may experience a substantial or complete loss on an individual security. Historically, the prices of securities of small and medium capitalization companies have generally been more volatile than those of large capitalization companies. A change in financial condition or other event affecting a single issuer may adversely impact the industry or sector of the issuer or securities markets as a whole.
Portfolio management risk. The value of your investment may decrease if the subadviser’s judgment about the attractiveness or value of, or market trends affecting, a particular security, industry, sector or region, or about market movements, is incorrect or does not produce the desired results, or if there are imperfections, errors or limitations in the models, tools and data used by the subadviser. In addition, the fund’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the subadviser and could have an adverse effect on the value or performance of the fund.
REITs risk. The value of real estate investment trusts (“REITs”) may be affected by factors including the condition of the economy as a whole, changes in the value of the underlying real estate, the creditworthiness of the issuers of the investments, property taxes, interest rates, liquidity of the credit markets, poor performance by the REIT’s manager, and the real estate regulatory environment. REITs that concentrate their holdings in specific businesses, such as apartments, offices or retail space, will be affected by conditions affecting those businesses.
Investing in ETFs risk. Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are traded on an exchange and may trade throughout a trading day. ETFs are bought and sold based on market values and not at net asset value, and therefore may trade at either a premium or discount to net asset value and may experience volatility in certain market conditions. The fund will pay brokerage commissions in connection with the purchase and sales of shares of ETFs. In addition, the fund will indirectly bear its pro rata share of fees and expenses incurred by an ETF in which it invests, including advisory fees. These expenses are in addition to management fees and other expenses that the fund bears directly in connection with its own operations. Certain ETFs are also subject to portfolio management risk. Investments in ETFs are subject to the risk that the listing exchange may halt trading of an ETF’s shares, in which case the fund would be unable to sell its ETF shares unless and until trading is resumed.
Investment in other investment companies risk. Investments in other investment companies are subject to market and portfolio selection risk, as well as portfolio management risk. If the fund acquires shares of investment companies, including ones affiliated with the fund, shareholders bear both their proportionate share of expenses in the fund (including management and advisory fees) and, indirectly, the expenses of the investment companies (to the extent not offset by LMPFA or its affiliates through waivers).
Illiquidity risk. Some assets held by the fund may be or become impossible or difficult to sell, particularly during times of market turmoil. These illiquid assets may also be difficult to value. Markets may become illiquid when, for instance, there are few, if any, interested buyers or sellers or when dealers are unwilling or unable to make a market for certain securities. As a general matter, dealers have been less willing to make markets for fixed income securities. If the fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, or to try to limit losses, the fund may be forced to sell at a substantial loss or may not be able to sell at all.
Foreign investments risk. The fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk as compared to investments in U.S. securities or issuers with predominantly domestic exposure, such as less liquid, less transparent, less regulated and more volatile markets. The value of the fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, inadequate accounting standards and auditing and financial recordkeeping requirements, lack of information and political, economic, financial or social instability. In addition, there may be significant obstacles to obtaining information necessary for investigations into or litigation against issuers located in or operating in certain foreign markets, particularly emerging market countries, and shareholders may have limited legal remedies.
The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could erase investment gains or add to investment losses. Currency exchange rates can be volatile, and are affected by factors such as general economic and political conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls and speculation. The fund may be unable or may choose not to hedge its foreign currency exposure.
Valuation risk. The sales price the fund could receive for any particular portfolio investment may differ from the fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair value methodology. These differences may increase significantly and affect fund investments more broadly during periods of market volatility. Investors who purchase or redeem fund shares on days when the fund is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the fund had not fair-valued securities or had used a different valuation methodology. The fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers. The valuation of the fund’s investments involves subjective judgment.
Redemptions by affiliated funds and by other significant investors. The fund may be an investment option for mutual funds and ETFs that are managed by LMPFA and its affiliates, including Franklin Templeton investment managers, as “funds of funds,” unaffiliated mutual funds and ETFs and other investors with substantial investments in the fund. As a result, from time to time, the fund may experience relatively large redemptions and could be required to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the value of your investment to decline.
New fund risk. The fund is newly or recently established and has limited operating history. There can be no assurance that the fund will grow to or maintain an economically viable size, which could result in the fund being liquidated at any time without shareholder approval and at a time that may not be favorable for all shareholders. If the fund does not attract additional assets, the fund’s expenses will continue to be spread over a small asset base.
Cybersecurity risk. Cybersecurity incidents, both intentional and unintentional, may allow an unauthorized party to gain access to fund assets, fund or customer data (including private shareholder information), or proprietary information, cause the fund, the manager, the subadviser and/or their service providers (including, but not limited to, fund accountants, custodians, sub‑custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality or prevent fund investors from purchasing, redeeming or exchanging shares or receiving distributions. The fund, the manager, and the subadviser have limited ability to prevent or mitigate cybersecurity incidents affecting third party service providers, and such third party service providers may have limited indemnification obligations to the fund or the manager. Cybersecurity incidents may result in financial losses to the fund and its shareholders, and substantial costs may be incurred in order to prevent or mitigate any future cybersecurity incidents. Issuers of securities in which the fund invests are also subject to cybersecurity risks, and the value of these securities could decline if the issuers experience cybersecurity incidents.
Because technology is frequently changing, new ways to carry out cyber attacks are always developing. Therefore, there is a chance that some risks have not been identified or prepared for, or that an attack may not be detected, which puts limitations on the fund’s ability to plan for or respond to a cyber attack. Like other funds and business enterprises, the fund, the manager, the subadviser and their service providers are subject to the risk of cyber incidents occurring from time to time.
These and other risks are discussed in more detail in the Prospectus or in the Statement of Additional Information.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose part or all of your investment in the fund or your investment may not perform as well as other similar investments.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or by any bank or government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the fund’s performance from year to year for Class IS shares, as represented by the performance of the fund’s predecessor. The table shows the average annual total returns of Class IS shares of the fund, as represented by the performance of the fund’s predecessor, and also compares the fund’s predecessor’s performance with the average annual total returns of an index or other benchmark. Performance for classes other than those shown may vary from the performance shown to the extent the expenses for those classes differ. The fund makes updated performance information, including its current net asset value, available at www.franklintempleton.com/mutualfunds (select fund and share class), or by calling the fund at 877‑6LM‑FUND/656‑3863.
The fund’s predecessor’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
The fund is the successor to an unregistered private fund (the “Predecessor Fund”). The performance in the accompanying bar chart and table is that of the Predecessor Fund. On August 31, 2022, the Predecessor Fund transferred its assets to the fund in exchange for the fund’s Class IS shares.
The fund will be managed in all material respects in a manner equivalent to the management of the Predecessor Fund. The investment policies, objectives, guidelines and restrictions of the fund are in all material respects equivalent to those of the Predecessor Fund. In addition, the Predecessor Fund’s portfolio managers are the current portfolio managers of the fund. As a mutual fund registered under the Investment Company Act of 1940 (the “1940 Act”), the fund is subject to certain restrictions under the 1940 Act to which the Predecessor Fund was not subject. As a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”), the fund is subject to certain restrictions under the Code to which the Predecessor Fund was not subject. Had the Predecessor Fund been registered under the 1940 Act and been subject to the provisions of the Code applicable to the fund, its performance may have been adversely affected. The Predecessor Fund’s performance has been restated in the bar chart and table to reflect the fees and net expenses of the fund’s Class IS shares. Returns after taxes on distributions are not shown for periods prior to the fund’s registration as a registered investment company fund because the Predecessor Fund was not required to make distributions to its investors. The Predecessor Fund did not have distribution policies. The Predecessor Fund was an unregistered private fund, did not qualify as a regulated investment company for federal income tax purposes and did not pay dividends or distributions.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the fund’s performance from year to year for Class IS shares, as represented by the performance of the fund’s predecessor. The table shows the average annual total returns of Class IS shares of the fund, as represented by the performance of the fund’s predecessor, and also compares the fund’s predecessor’s performance with the average annual total returns of an index or other benchmark.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877‑6LM‑FUND/656‑3863
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.franklintempleton.com/mutualfunds (select fund and share class)
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s predecessor’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total returns (%) Before taxes
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges are not reflected in the accompanying bar chart, and if those charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Calendar Years ended December 31 Best Quarter (12/31/2020) 43.32 Worst Quarter (03/31/2020) (38.80)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (%) (for periods ended December 31, 2021)
BrandywineGLOBAL - Small Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%	[1],[2]
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3],[4]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.42%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.47%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[7]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.25%
1 year	rr_ExpenseExampleYear01	$ 670
3 years	rr_ExpenseExampleYear03	969
1 year	rr_ExpenseExampleNoRedemptionYear01	670
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 969
BrandywineGLOBAL - Small Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[3]
Small account fee ($)	rr_MaximumAccountFee	$ 15	[5]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.42%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.22%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[7]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	2.00%
1 year	rr_ExpenseExampleYear01	$ 303
3 years	rr_ExpenseExampleYear03	673
1 year	rr_ExpenseExampleNoRedemptionYear01	203
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 673
BrandywineGLOBAL - Small Cap Value Fund | Class R
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.52%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.82%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[7]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.60%
1 year	rr_ExpenseExampleYear01	$ 163
3 years	rr_ExpenseExampleYear03	551
1 year	rr_ExpenseExampleNoRedemptionYear01	163
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 551
BrandywineGLOBAL - Small Cap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.42%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.22%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[7]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	1.00%
1 year	rr_ExpenseExampleYear01	$ 102
3 years	rr_ExpenseExampleYear03	365
1 year	rr_ExpenseExampleNoRedemptionYear01	102
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 365
BrandywineGLOBAL - Small Cap Value Fund | Class IS
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a % of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOther	none	[3]
Small account fee ($)	rr_MaximumAccountFee	none	[5]
Management fees	rr_ManagementFeesOverAssets	0.80%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.32%	[6]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.12%
Fees waived and/or expenses reimbursed	rr_FeeWaiverOrReimbursementOverAssets	(0.22%)	[7]
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	rr_NetExpensesOverAssets	0.90%
1 year	rr_ExpenseExampleYear01	$ 92
3 years	rr_ExpenseExampleYear03	334
1 year	rr_ExpenseExampleNoRedemptionYear01	92
3 years	rr_ExpenseExampleNoRedemptionYear03	$ 334
2016	rr_AnnualReturn2016	23.79%
2017	rr_AnnualReturn2017	14.71%
2018	rr_AnnualReturn2018	(16.07%)
2019	rr_AnnualReturn2019	27.53%
2020	rr_AnnualReturn2020	17.77%
2021	rr_AnnualReturn2021	25.63%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2020
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	43.32%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.80%)
1 year	rr_AverageAnnualReturnYear01	25.63%
5 years	rr_AverageAnnualReturnYear05	12.69%
Since inception	rr_AverageAnnualReturnSinceInception	14.46%
Inception date	rr_AverageAnnualReturnInceptionDate	Dec. 31, 2015
BrandywineGLOBAL - Small Cap Value Fund | Russell 2000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	28.27%
5 years	rr_AverageAnnualReturnYear05	9.06%
Since inception	rr_AverageAnnualReturnSinceInception	12.55%
BrandywineGLOBAL - Small Cap Value Fund | Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 year	rr_AverageAnnualReturnYear01	14.82%
5 years	rr_AverageAnnualReturnYear05	12.02%
Since inception	rr_AverageAnnualReturnSinceInception	13.52%

[1]
Shareholders purchasing Class A shares through certain Service Agents or in certain types of accounts may be eligible for a waiver of the sales charge. For additional information, see “Additional information about each share class — Sales charges” in the Prospectus.

[2]	The sales charge is waived for shareholders purchasing Class A shares through accounts where Franklin Distributors is the broker-dealer of record (“Distributor Accounts”).
[3]	Maximum deferred sales charge (load) may be reduced over time.
[4]
You may buy Class A shares in amounts of $1,000,000 or more at net asset value (without an initial sales charge), but if you redeem those shares within 18 months of their purchase, you will pay a contingent deferred sales charge of 1.00%.

[5]
If the value of your account is below $1,000 ($250 for retirement plans that are not employer-sponsored), the fund may charge you a fee of $3.75 per account that is determined and assessed quarterly by the fund or your Service Agent (with an annual maximum of $15.00 per account). Please contact your Service Agent or the fund for more information.

[6]	Other expenses are estimated and include 0.10% of non‑recurring costs relating to commencement of the fund’s operations. Actual expenses may differ from estimates.
[7]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage commissions, dividend expense on short sales, taxes, extraordinary expenses and acquired fund fees and expenses) so that the ratio of total annual fund operating expenses will not exceed 1.25% for Class A shares, 2.00% for Class C shares, 1.60% for Class R shares, 1.00% for Class I shares and 0.90% for Class IS shares, subject to recapture as described below. In addition, the ratio of total annual fund operating expenses for Class IS shares will not exceed the ratio of total annual fund operating expenses for Class I shares, subject to recapture as described below. These arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to a class within three years after the fiscal year in which the manager earned the fee or incurred the expense if the class’ total annual fund operating expenses have fallen to a level below the limits described above. In no case will the manager recapture any amount that would result, on any particular business day of the fund, in the class’ total annual fund operating expenses exceeding the applicable limits described above or any other lower limit then in effect. In addition, the manager has agreed to waive the fund’s management fee to an extent sufficient to offset the net management fee payable in connection with any investment in an affiliated money market fund. This management fee waiver is not subject to the recapture provision discussed above.